Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	[1]	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 3,672	$ 1,939	$ 7,149	$ 4,853	$ 12,117		$ 7,834
Cost of sales	(1,338)	(1,032)	(2,584)	(1,785)	(4,704)		(4,732)
Gross profit	2,334	907	4,565	3,068	7,413		3,102
Expenses
General and administrative	10,606	7,264	19,348	15,384	29,828		34,979
Sales and marketing	807	603	1,485	1,784	2,577		3,183
Goodwill impairment				1,682	1,682	[2]		[2]
Depreciation and amortization	524	365	1,103	717	1,854		1,480
Total expenses	11,937	8,232	21,936	19,567	35,941		39,642
Loss from operations	(9,603)	(7,325)	(17,371)	(16,499)	(28,528)		(36,540)
Other Expense (Income), Net
Interest expense, net	920	953	1,898	1,789	4,455		2,684
Loss (gain) on remeasurement of warrant liability	(1,176)		3,675		(10,780)
Loss on investments		67		228	464		756
Loss on debt extinguishment					2,360		3,374
Gain on fair value of derivative instrument		(13)			657		421
Foreign exchange loss	80	311	839	359	491		1,575
Other (income) expenses, net	(485)	105	(1,087)	48	(284)		534
Total other expense (income), net	(661)	1,423	5,325	2,424	(2,637)		9,344
Loss before loss from equity investment	(8,942)	(8,748)	(22,696)	(18,923)	(25,891)		(45,884)
Incomes taxes						[3]
Equity investment share of loss	14	5	25	16	4		96
Net loss	(8,956)	(8,753)	(22,721)	(18,939)	(25,895)	[2],[3],[4],[5]	(45,980)	[2],[6]
Net loss attributable to non-controlling interest		(744)		(1,648)		[5]	(6,450)
Net loss attributable to Clever Leaves Holdings Inc. common shareholders	$ (8,956)	$ (8,009)	$ (22,721)	$ (17,291)	$ (25,895)		$ (39,530)
Net loss per share attributable to Clever Leaves Holdings Inc. common shareholders – basic and diluted (in Dollars per share)	$ (0.35)	$ (0.82)	$ (0.90)	$ (1.91)	$ (3.34)	[5]	$ (5.06)
Weighted-average common shares outstanding – basic and diluted (in Shares)	25,588,987	9,800,604	25,311,077	9,052,317	10,815,580	[5]	7,814,796

[1]	See Note 3. for information on the restatement adjustment as of December 31, 2020.
[2]	See Note 3. for information on the restatement adjustment as of December 31, 2020 and on the reclassification adjustment as of December 31, 2019.
[3]	Following the SEC statement in April 2021, the Company determined that the private warrants should be classified as a liability. Refer to Note 3. for more information and the impact on the Company’s financial statements.
[4]	Loss before income taxes of $25,891 plus loss from equity investment of $4.
[5]	See Note 3. for information on the restatement adjustment as of December 31, 2020.
[6]	Loss before income taxes of $45,884 plus loss from equity investment of $96.